FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

MLP & Strategic Equity Fund Inc.

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman - Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record

MLP & Strategic Equity Fund Inc.
DUNCAN ENERGY PARTNERS, L.P.
Security	265026104		Meeting Type		Special

Ticker Symbol	DEP		Meeting Date		07-Sep-2011

Item Proposal		Type	Vote	For/Against Management

01 Approve Merger Agreement		Management	For	For

REGENCY ENERGY PARTNERS
Security	75885Y107		Meeting Type		Special

Ticker Symbol	RGP		Meeting Date		16-Dec-2011

Item Proposal		Type	Vote	For/Against Management

01 Approve Stock Compensation Plan		Management	For	For

MAGELLAN MIDSTREAM PARTNERS,L.P.
Security	559080106		Meeting Type		Annual

Ticker Symbol	MMP		Meeting Date		24-Apr-2012

Item Proposal		Type	Vote	For/Against Management

1. Election of Directors		Management

1 ROBERT G. CROYLE			For	For

2 BARRY R. PEARL			For	For

2. 14A Executive Compensation		Management	For	For

3. Ratify Appointment of Independent Auditors		Management	For	For

NUSTAR GP HOLDINGS, LLC
Security	67059L102		Meeting Type		Annual

Ticker Symbol	NSH		Meeting Date		25-Apr-2012

Item Proposal		Type	Vote	For/Against Management

1. Election of Directors		Management

1 JAMES F. CLINGMAN, JR.			For	For

2. Ratify Appointment of Independent Auditors		Management	For	For

HOLLY ENERGY PARTNERS LP
Security	435763107		Meeting Type		Special

Ticker Symbol	HEP		Meeting Date		25-Apr-2012

Item Proposal		Type	Vote	For/Against Management

1. Amend Stock Compensation Plan		Management	For	For

2. Approve Motion to Adjourn Meeting		Management	For	For

COPANO ENERGY, L.L.C.
Security	217202100		Meeting Type		Annual

Ticker Symbol	CPNO		Meeting Date		17-May-2012
Item Proposal		Type	Vote	For/Against Management

1. Election of Directors		Management

1 JAMES G. CRUMP			For	For

2 ERNIE L. DANNER			For	For

3 SCOTT A. GRIFFITHS			For	For

4 MICHAEL L. JOHNSON			For	For

5 MICHAEL G. MACDOUGALL			For	For

6 R. BRUCE NORTHCUTT			For	For

7 T. WILLIAM PORTER			For	For

8 WILLIAM L. THACKER			For	For

2. Ratify Appointment of Independent Auditors		Management	For	For

MARKWEST ENERGY PARTNERS LP
Security	570759100		Meeting Type		Annual

Ticker Symbol	MWE		Meeting Date		01-Jun-2012

Item Proposal		Type	Vote	For/Against Management

1. Election of Directors		Management

1 FRANK M. SEMPLE			For	For

2 DONALD D. WOLF			For	For

3 KEITH E. BAILEY			For	For

4 MICHAEL L. BEATTY			For	For

5 CHARLES K. DEMPSTER			For	For

6 DONALD C. HEPPERMANN			For	For

7 RANDALL J. LARSON			For	For

8 ANNE E. FOX MOUNSEY			For	For

9 WILLIAM P. NICOLETTI			For	For

2. Amend Stock Compensation Plan		Management	For	For

3. Ratify Appointment of Independent Auditors		Management	For	For

BUCKEYE PARTNERS, L.P.
Security	118230101		Meeting Type		Annual

Ticker Symbol	BPL		Meeting Date		05-Jun-2012

Item Proposal		Type	Vote	For/Against Management

1. Election of Directors		Management

1 PIETER BAKKER			For	For

2 C. SCOTT HOBBS			For	For

3 MARK C. MCKINLEY			For	For

2. Ratify Appointment of Independent Auditors		Management	For	For

BREITBURN ENERGY PARTNERS L.P.
Security	106776107		Meeting Type		Annual

Ticker Symbol	BBEP		Meeting Date		21-Jun-2012

Item Proposal		Type	Vote	For/Against Management

1. Election of Directors		Management

1 JOHN R. BUTLER, JR.			For	For

2 GREGORY J. MORONEY			For	For

2. Ratify Appointment of Independent Auditors		Management	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2012